Other Intangibles - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended			5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012 Quick Tag license	May 28, 2010 Predecessor	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor
Schedule Of Identifiable Intangible Assets Acquired As Part Of Business Combination [Line Items]
Acquisition cost			$ 11,500
Amortization expense	5,446	5,471		2,678	10,669	21,752	20,717
2013	22,248					21,544
2014	21,587					21,544
2015	19,656					20,883
2016	18,802					18,952
2017	18,802					18,098
Estimated amortization expense for current year	$ 22,134